Commitments and Contingencies Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Nov. 07, 2008
Metro Bank Park [Member]
Long-term Purchase Commitment [Line Items]
Term of naming rights agreement	15 years
Naming rights agreement, commitment amount	$ 3,500,000
Remaining obligation	933,000
Fiserv Service Agreement [Member]
Long-term Purchase Commitment [Line Items]
Service agreement, term	7 years
Service agreement, renewal period	2 years
Service agreement, period prior to expiration to terminate agreement	180 days
Service agreement, initial payment		3,400,000
Service Agreement, remaining amount	$ 11,100,000
Service agreement, remaining term	1 year 6 months